INVESTMENT IN AN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENT IN ASSOCIATE

The Group’s investment in the associate is summarized below:

	2023	2024
	S$	S$
Beginning of financial year	239,424	195,073
Share of post-acquisition (losses)/profit	(31,198)	13,765
Currency realignment	(13,153)	12,112
End of financial year	195,073	220,950

SCHEDULE OF KEY ASSUMPTIONS OF INVESTMENT IN ASSOCIATE

Key assumptions used to determine the value in use of the investment in associate are as follows:

	2023	2024
	%	%
Revenue growth rate	11.73	7.53
Discount rate	13.90	13.90

		Country of business /	Group’s effective equity interest held
Name of entity	Principal activities	incorporation	2023	2024
			%	%
Landmark Medical Centre Sdn Bhd	Operations of private specialist hospital	Malaysia	20	20

SCHEDULE OF FINANCIAL INFORMATION INVESTMENT IN ASSOCIATE

	2023	2024
	S$	S$

Current assets	494,882	558,877
Non-current assets (including fair value of hospital license)	743,608	798,401
Current liabilities	(95,631)	(75,061)
Non-current liabilities	(167,495)	(177,468)
Adjusted net assets of the associate	975,364	1,104,749

Revenue	636,150	810,223
(Loss)/Profit for the year	(155,989)	68,827

SCHEDULE OF RECONCILIATION OF FINANCIAL INFORMATION IN INVESTMENT

Reconciliation of the summarized financial information presented to the carrying amount of the Group’s investment in the associate is as follows:

	2023	2024
	S$	S$
Adjusted net assets	975,364	1,104,749

Group’s equity interest	20%	20%
Group share of net assets	195,073	220,950
Carrying value	195,073	220,950